GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS
Summary of amortized and indefinite-lived intangible assets

	Gross	Accumulated	Carrying
	Amount	Amortization	Value
Amortized:
Customer relationships	$1,100,000	$(320,833)	$779,167
Indefinite-lived:	1,100,000	(320,833)	779,167
Brand name	6,715,500	—	6,715,500
	$7,815,500	$(320,833)	$7,494,667

Schedule of future amortization expense

Year Ending December 31,
2021	366,667
2022	366,667
2023	45,833
$779,167